COVID19 PANDEMIC AND EMERGENCY LOAN RELIEF (Details Narrative) - USD ($)	1 Months Ended
	May 02, 2020	Apr. 29, 2020	May 01, 2020
Loan received			$ 418,900
Interest rate			1.00%
Amount granted as other income	$ 460,400
Maturitiy term	2 years
BTNDDQ, L.L.C. [Member]
Loan received		$ 27,500	$ 41,500
Debt description		This loan is interest free and under certain conditions up to 50% of the loan may be forgiven, BTNDDQ, L.L.C., initially, is required to make 18 monthly payments of $458.33 beginning December 15, 2020, following the initial 18 months, in the event the note does not qualify for loan forgiveness, it will be repaid in equal installments over an additional 36 months.